Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 152,225	$ 176,270	$ 240,450
Net share in profit (loss) of investments in joint venture	(79)	(11)	36
Net share in profit (loss) of investments	152,225	176,270	240,450
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	152,552	181,221	233,342
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	1,072	(2,493)	8,170
Net share in profit (loss) of investments in associates	1,072	(2,493)	8,170
Net share in profit (loss) of investments	1,072	(2,493)	8,170
Tinka resources Ltd
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(1,320)	(2,447)	(1,098)
Net share in profit (loss) of investments in associates	(1,320)	(2,447)	(1,098)
Net share in profit (loss) of investments	(1,320)	(2,447)	(1,098)
Other minor investments [Member]
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ 152,304	$ 176,281	$ 240,414